CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash dividends, per common share	$ 0.40	$ 0.40